Cover Document	Aug. 05, 2021	May 06, 2021
Entity Information [Line Items]
Document Period End Date	Aug. 05, 2021
Amendment Flag		false
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	MURPHY OIL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8590
Entity Tax Identification Number	71-0361522
Entity Address, Address Line One	9805 Katy Fwy, Suite G-200
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(281)
Local Phone Number	675-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	MUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0000717423